Subsequent events (Details) - USD ($)	Mar. 31, 2021	Jul. 27, 2020	May 29, 2020	Apr. 22, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Subsequent events
Authorized share capital amount			$ 100,000	$ 75,000
Ordinary shares, shares authorized	500,000,000		500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, par value	$ 0.0002		$ 0.0002	$ 0.00015	$ 0.0002	$ 0.0002	$ 0.0002
Ordinary shares, shares outstanding	12,000,000	12,000,000	9,000,000	12,000,000	9,000,000
IPO
Subsequent events
Ordinary shares, par value		$ 0.0002
Offering price per share		$ 5.00